Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [abstract]
Schedule of Goodwill

	2017	2016
At January 1	$4,019	$4,135
Foreign exchange revaluation	550	(116)
At December 31	$4,569	$4,019